Acquisitions and Sales of Oil and Gas Property Interests (Collins and Wallace) (Details) (USD $)	3 Months Ended		0 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jan. 23, 2014 Collins and Wallace Contributions [Member]	Jan. 23, 2014 Collins and Wallace Contributions [Member] Collins [Member]	Jan. 23, 2014 Collins and Wallace Contributions [Member] Wallace LP [Member]	Mar. 31, 2014 Martin, Glasscock and Dawson counties [Member] transaction
Business Acquisition [Line Items]
Purchase price to acquire oil and gas properties	$ 177,530,000	$ 57,237,000				$ 79,000,000
Number of oil and gas property acquisitions						3
Capitalized costs, proved oil and natural gas properties						69,000,000
Consideration Transferred [Abstract]
Number of common shares issued in acquisition			22,023,654
Value of the 22,023,654 shares of the Company’s common stock issued in the Collins and Wallace Contributions	677,402,000	0	429,461,000
Cash paid in the Collins and Wallace Contributions			2,219,000	1,600,000	600,000
Total consideration for the assets contributed in the Collins and Wallace Contributions			431,680,000
Fair Value of Assets Acquired and Liabilities Assumed [Abstract]
Fair value of oil and natural gas properties			644,052,000
Asset retirement obligation			(1,063,000)
Deferred tax liability			(211,309,000)
Total net assets acquired			$ 431,680,000
Tax percentage used to estimate book to tax differences for oil and gas properties acquired			35.00%